UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

		Schedule of Investments
	February 28, 2019 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCK

Aerospace & Defense
213	Curtiss-Wright Corp. *	$ 26,261
58	TransDigm Group, Inc. *	25,177
		51,438	0.17%
Agriculture Chemicals
626	Sociedad Quimica Y Minera De Chile SA *	25,804
4,688	ICL-Israel Chemicals LTD	26,258
		52,062	0.17%
Air Transportation, Scheduled
1,371	JetBlue Airways Corp. *	22,896	0.07%

Aircraft Part & Auxiliary Equipment, Nec
265	Spirit Aerosystems Holdings *	26,182	0.08%

Aircraft & Parts
333	HEICO Corp. Class A *	26,637	0.09%

Apparel, Footwear & Acc Design
2,000	Shenzhou International Group *	24,966	0.08%

Application Software
295	Okta, Inc. Class A *	25,040
146	Hubspot, Inc. *	24,583
12,000	Kingsoft Ord Shs at Xhkg *	23,326
13,900	Tencent Holdings Ord Shs at Xhkg *	594,561
		667,510	2.15%

Arrangement Of Transportation Of Freight & Cargo
343	Expeditors International of Washington, Inc. *	25,708	0.08%

Automotive Retailers
1,800	Jardine Matheson Holdings *	123,408	0.40%

Banks
5,896	Banco Bradesco SA *	67,686
11,191	Banco Santander SA *	54,664
549	Bancolombia SA *	26,539
36,000	Bank of Communications Co. Ltd. *	30,220
1,926	Barclays Africa Gr Zar2 *	24,686
115	Credicorp Ltd. *	27,955
5,860	Firstrand Ltd. *	25,920
9,590	Itau Unibanco Holding SA	90,146
983	Kasikornbank Public Co. Ltd. *	24,624
1,816	Standard Bank Group Ltd. *	24,972
103	SVB Financial Group *	25,457
		422,869	1.36%
Basic Metals
19,000	Jiangxi Copper Ord Shs H AT Xh *	25,945	0.08%

Beverages
518	Brown-Forman Corp. Class B *	25,636
16,000	Tingyi (Cayman Islands) Holdings *	22,215
		47,851	0.15%
Biotechnology
299	Alnylam Pharmaceuticals, Inc. *	25,415
186	Beigene Ltd. *	25,491
264	Biomarin Pharmaceuticals, Inc. *	24,621
1,147	Exelixis, Inc. *	25,681
429	Fibrogen, Inc. *	24,796
1,819	Immunomedics, Inc. *	28,667
824	Myriad Genetics, Inc. *	25,570
161	Sage Therapeutics, Inc. *	25,639
191	Sarepta Therapeutics, Inc. *	27,550
377	Seattle Genetics, Inc. *	28,004
212	United Therapeutics Corp. *	26,773
		288,207	0.93%
Building Products
363	Armstrong World Industries, Inc. *	26,564
102	Lennox International, Inc. *	25,016
		51,580	0.17%
Cable & Other Pay Television Services
1,197	Altice USA, Inc. *	26,107
633	MulitChoice Group Ltd. *	4,719
		30,826	0.10%
Canned, Fozen & Preserved Fruit, Vegetables & Food Specialties
358	Lamb Weston Holdings, Inc. *	24,813	0.08%

Capital Markets
493	SEI Investments Co. *	26,006	0.08%

Cement & Aggregates
1,547	Summit Materials, Inc. *	26,299	0.08%

Chemicals
331	International Flavors & Fragrances, Inc. *	21,930
788	PolyOne Corp. *	25,705
399	Sensient Technologies Corp. *	25,815
323	Westlake Chemical Corp.	22,568
390	WR Grace & Co.	25,709
		121,727	0.39%
Chemicals & Allied Products
259	Ingevity Corp. *	29,842	0.10%

Coal Operations
2,359	Exxaro Resources Ltd. *	25,399	0.08%

Commercial Services & Supplies
246	MSA Safety, Inc.	25,434
408	Republic Services, Inc. *	25,568
		51,002	0.16%
Communications Equipment
151	F5 Networks, Inc. *	25,389
155	Harris Corp. *	25,564
182	Motorola Solutions, Inc. *	26,048
194	Ubiquiti Networks, Inc. *	28,012
24,400	Xiaomi Ord Shs at Xhkg *	37,172
		142,185	0.46%
Computer Communications Equipment
105	Arista Networks, Inc. *	29,951	0.10%

Computer Hardware & Storage
1,288	Pure Storage, Inc. *	26,378	0.08%

Construction Materials
136	Martin Marietta Materials, Inc. *	25,540
234	Vulcan Materials Co.	26,082
		51,622	0.17%
Containers & Packaging
456	Ball Corp.	24,980
492	Berry Global Group, Inc. *	25,815
		50,795	0.16%
Currency
175	Great Britain	132
103	New Zealand	70
		202	0.00%
Distributors
158	Pool Corp. *	25,207	0.08%

Diversified Consumer Services
268	Grand Canyon Education, Inc. *	31,002
323	New Oriental Education & Technology Group, Inc. *	26,505
		57,507	0.19%
Diversified Financial Services
285	Nasdaq Omx Group, Inc. *	26,097	0.08%

E-commerce Discretionary
5,000	China Literature Ord Shs at XH *	23,852
448	Etsy, Inc. *	31,929
916	Pinduoduo,Inc. *	27,425
		83,206	0.27%
Electrical Equipment
144	Rockwell Automation, Inc.	25,713	0.08%

Electronic Components & Accessories
262	Masimo Corp. *	25,337	0.08%

Electronic Equipment, Instruments & Components
302	Amphenol Corp. Class A *	28,380
508	Cognex Corp.	27,127
318	Keysight Technologies, Inc. *	26,842
136	Littlefuse, Inc.	26,260
136	Zebra Technologies Corp. Class A *	27,269
		135,878	0.44%
Entertainment Content
762	I-Cable Communications, Ltd. *	10
633	Naspers Limited Ord Shs *	136,811
		136,821	0.44%
Flow Control Equipment
1,013	Gardner Denver Holdings, Inc. *	27,199	0.09%

Food & Staples Retailing
31,138	Rite Aid Corp. *	23,042	0.07%

Food & Kindred Products
1,767	Bidvest Group Ltd. Ord Shs *	26,093
3,956	BRF SA *	21,679
720	Campbell Soup Co. *	25,934
1,172	Darling Ingredients, Inc. *	25,761
571	Hormel Foods Corp. *	24,759
193	McCormick & Co., Inc. *	26,244
604	Nestle SA *	54,559
		205,029	0.66%
Gold & Silver Ores
1,868	AngoGold Ashanti Ltd. *	26,470	0.09%

Health Care Equipment & Supplies
98	Align Technology, Inc. *	25,380
581	Dentsply Sirona, Inc. *	24,263
208	Edwards Lifesciences Corp. *	35,212
562	Hologic, Inc. *	26,498
90	Teleflex Inc.	26,085
238	West Pharmaceutical Services, Inc. 8	24,930
		162,368	0.52%
Health Care Providers & Services
414	Centene Corp. *	25,208
81	Chemed Corp. *	26,689
198	IQVIA Holdings, Inc. *	27,740
187	Universal Health Services, Inc. *	25,961
84	WellCare Health Plans, Inc. *	23,837
		129,435	0.42%
Hospital & Medical Service Plans
195	Molina Healthcare, Inc. *	26,253	0.08%

Hotels & Motels
197	Wynn Resorts	24,928	0.08%

Hotels, Restaurants & Leisure
42	Chipotle Mexican Grill, Inc. *	25,516
312	Choice Hotels International, Inc. *	24,910
225	Darden Restaurants, Inc. *	25,225
2,157	Life Time Fitness, Inc. *	24,956
856	MGM Resorts International *	22,898
481	Norwegian Cruise Line Holdings Ltd. *	26,710
215	Royal Caribbean Cruises Ltd. *	25,473
		175,688	0.57%
Household Appliances
491	Smith A O Corp. *	25,498	0.08%

Household Durables
622	DR Horton, Inc. *	24,190	0.08%

Household Products
593	Church & Dwight Co, Inc.	25,662
219	Helen of Troy Ltd. *	24,552
		50,214	0.16%
IT Services
450	Amdocs, Ltd. *	25,007
643	CoreLogic, Inc. *	23,579
362	Paychex, Inc. *	27,881
540	Teradata Corp. *	26,120
273	Total System Services, Inc. *	25,771
		128,358	0.41%
Industrial Conglomerates
103	Roper Technologies, Inc. *	33,336	0.11%

Industrial Distribution & Rental
67	Amerco Co. *	25,768
		25,768	0.08%

Industrial Instruments for Measurement, Display and Control
334	Fortive Corp.	27,244	0.09%

Information Services
394	TransUnion.com *	25,437	0.08%

Infrastructure Construction
114,000	China tower Ord Shs at Xhkg *	27,010	0.09%

Infrastructure Software
216	Twilio, Inc. *	26,285	0.08%

Institutional Brokerage
8,567	Coronation Fund Managers Ltd. *	25,907	0.08%

Insurance
808	Arch Capital Group Ltd. *	26,397
878	Brown & Brown, Inc. *	26,006
697	Fidelity National Financial, Inc. *	24,458
		76,861	0.25%

Integrated Utilities
4,249	Enel Spa Ord Shs *	25,702	0.08%

Internet & Catalog Retail
196	Expedia, Inc. *	24,169
6,477	Groupon, Inc. *	21,180
1,720	JD.com, Inc. *	47,661
3,355	Vipshops Holdings Ltd. *	24,089
		117,099	0.38%
Internet Based Services
622	Cargurus, Inc. *	27,057
127	IAC InterActiveCorp *	26,578
128	Stamps.com, Inc. *	12,031
364	58.com, Inc. *	26,539
		92,205	0.30%
Internet Software & Services
398	Baidu, Inc. *	64,691
333	J2 Global, Inc.	28,308
188	NetEase, Inc. *	41,965
821	Twitter, Inc. *	25,270
642	Yelp, Inc. *	23,921
		184,155	0.59%
Leisure Products
278	Hasbro, Inc. *	23,602	0.08%

Life Insurance
7,500	Ping An Insurance Co. *	78,960
4,426	Sanlam Ltd. Ord Shs *	24,718
		103,678	0.33%
Life Sciences Tools & Services
325	Agilent Technologies, Inc. *	25,818
134	Bio-Techne Corp.	25,983
		51,801	0.17%
Lodging
823	China Lodging Group Ltd. *	28,863	0.09%

Machinery
1,059	Actuant Corp. *	25,893
549	Graco, Inc. *	25,781
174	Idex, Corp. *	25,073
727	Navistar International, Inc. *	27,895
405	The Toro Co. *	27,775
348	Wabtec Corp. *	25,494
265	Woodward, Inc.	25,530
342	Xylem, Inc. *	25,838
		209,279	0.67%
Media
797	DISH Network Corp. Class A *	25,910
287	Liberty Broadband Corp. *	25,687
		51,597	0.17%
Medical Devices
307	Cantel Medical Corp. *	22,570
540	Globus Medical, Inc. *	26,293
		48,863	0.16%
Metals & Mining
5,108	Vale SA *	63,748	0.21%

Multiline Retail
254	Dollar Tree, Inc. *	24,468	0.08%

Newspapers: Publishing Or Publishing & Printing
782	The New York Times Co. Class A *	25,689	0.08%

Oil and Gas Filed Machinery and Equipment
1,006	Baker Hughes GE, Class A *	26,538	0.09%

Oil, Gas & Consumable Fuels
1,008	Cabot Oil & Gas Corp. Class A *	24,818
380	Cheniere Energy, Inc. *	24,491
554	Continental Resources, Inc. *	24,714
252	Diamondback Energy, Inc.	25,938
882	Sasol Ltd. *	26,936
1,725	Ultrapar Participacoes SA *	24,305
		151,202	0.49%
Other Hardware
2,200	Sunny Optical Technology *	26,062	0.08%

P&C Insurance
1,275	Hiscox PLC ORD SHS *	27,036	0.09%

Paints, Varnishes, Lacquers, Enamels & Allied Products
926	Axalta Coating Systems Ltd. *	24,752	0.08%

Paperboard Containers & Boxes
257	Packaging Corp of America *	24,567	0.08%

Personal Credit Institutions
57	Credit Acceptance Corp. *	25,072	0.08%

Pharmaceutical Preparations
1,123	Acadia Pharmaceuticals, Inc. *	29,759
417	Ionis Pharmaceuticals, Inc. *	29,603
		59,362	0.19%
Pharmaceuticals
1,312	Teva Pharmaceutical Industries Ltd. *	22,081	0.07%

Plastics, Materials, Synth Resins & Novulcan Elastomers
510	Trinseo SA *	25,597	0.08%

Private Equity
1,384	PSG Group Ltd. Ord Shs *	25,516	0.08%

Professional Services
231	Equifax, Inc. *	25,297
380	Robert Half International, Inc.	25,912
203	Verisk Analytics, Inc. *	25,665
		76,874	0.25%
Radio & TV Broadcasting & Communiations Equipment
1,137	CommScope Holding Co., Inc. *	26,503	0.09%

Real Estate Management & Development
22,000	Country Garden Holdings Ord Shs *	28,976
3,500	Hong Kong Land Holding *	25,095
145	Jones Lang Lasalle, Inc. *	23,942
7,500	Longfor Properties Ord Shs *	22,260
6,000	Sunac China Holdings Ord Shs *	25,107
		125,380	0.40%
Restaurants
605	Yum China Holdings, Inc.	25,241	0.08%

Retail - Catalog & Mail-Order Houses
270	CDW Corp.	25,350
206	Wayfair, Inc. Class A *	34,130
		59,480	0.19%
Retail-Department Stores
149	Burlington Stores, Inc. *	25,291	0.08%

Retail-Variety Stores
190	Five Below, Inc. *	22,867	0.07%

Rolling, Drawing & Extruding of Nonferrrous Metals
1,385	Arconic, Inc. *	25,609	0.08%

Security Brokers, Dealers & Flotation Companies
302	Raymond James Financial, Inc. *	24,939	0.08%

Semiconductor Manufacturing
23,500	Semiconductor Manufacturing, Inc. *	23,798	0.08%

Semiconductors & Related Devices
251	Mellanox Technologies Ltd. ADR *	26,967
383	Qorvo, Inc. *	26,864
		53,831	0.17%
Semiconductors & Semiconductor Equipment
1,097	Advanced Micro Devices, Inc. *	25,812
516	Integrated Device Technology, Inc. *	24,938
233	K L A Tencor Corp. *	26,909
152	Lam Research Corp. *	26,766
1,282	Marvell Technology Group, Ltd. *	25,576
449	Maxim Integrated Products, Inc.	24,439
273	ochip Technology, Inc.	23,716
494	Semtech Corp. *	27,190
298	Skyworks Solutions, Inc.	24,334
250	Xilinx, Inc. *	31,325
		261,005	0.84%
Services-Business Services, Nec
743	Ctrip.com International, Ltd. *	25,359
212	Global Payments, Inc. *	27,641
316	GrubHub, Inc. *	25,779
303	Worldpay, Inc. Class A *	29,027
		107,806	0.35%
Services-Child Day Care Services
213	Bright Horizons Family Solutions, Inc. *	26,412	0.09%

Services-Commercial Physical & Biological Research
476	Syneos Health, Inc. *	19,883	0.06%

Services-Computer Integrated Systems Design
188	Jack Henry & Associates, Inc.	24,934	0.08%

Services-Computer Processing & Data Preparation
212	Proofpoint, Inc. *	25,035
356	Yy, Inc. *	25,098
		50,133	0.16%
Services-Education Services
763	Tal Education Group Sponsored *	27,163	0.09%

Services-Hospitals
382	Encompass Health Corp. *	24,119	0.08%

Services-Management Consulting Services
467	Booz Allen Hamilton Holding Corp. *	24,686	0.08%

Services-Medical Laboratories
170	Laboratory Corp. of America Holdings *	25,201	0.08%

Services-Personal Services
561	Service Corp. International, Inc. *	23,192	0.07%

Services-Prepackaged Software
324	Blackbaud, Inc.	25,026
144	Paycom Software, Inc. *	26,169
497	Square, Inc. Class A *	40,376
		91,571	0.29%
Services-To Dwellings & Other Buildings
642	Rollins, Inc. *	25,462	0.08%

Software
251	Aspen Technology, Inc. *	25,278
217	Autodesk, Inc. *	35,373
441	CDK Global, Inc.	25,582
224	Check Point Software Technologies Ltd. *	27,395
112	FactSet Research Systems, Inc. *	26,339
105	Fair Isaac Corp. *	26,021
301	Fortinet, Inc. *	26,124
263	Guidewire Software, Inc. *	24,128
281	PTC, Inc. *	26,082
180	Red Hat, Inc. *	32,868
177	ServiceNow, Inc. *	42,381
186	Splunk, Inc. *	25,274
453	SS&C Technologies Holdings, Inc.	27,896
1,071	Symantec Corp. *	24,086
247	Synopsys, Inc. *	25,115
199	Tableau Software, Inc. *	26,248
75	The Ultimate Software Group, Inc. *	24,863
119	Tyler Technologies, Inc. *	24,370
482	Verint Systems, Inc. *	25,667
154	Workday, Inc. *	30,481
		551,571	1.78%
Specialty Apparel Stores
2,090	The Foschini Group Ltd. Ord Shs *	25,483	0.08%

Specialty Chemicals
1,313	Valvoline, Inc.	24,671	0.08%

Specialty Pharmaceuticals
14,000	Cspc Pharmaceutical Group Ltd. *	23,897
3,026	Hypera SA *	21,848
207	Madrigal Pharmaceuticals, Inc. *	27,175
3,500	Wuxi Biologics (Cayman), Inc. *	33,214
		106,134	0.34%
Specialty Retail
149	Advance Auto Parts, Inc. *	24,105
660	Auto Nation, Inc. *	23,272
28	AutoZone, Inc. *	26,291
411	CarMax, Inc. *	25,523
		99,191	0.32%
State Commercial Banks
184	Signature Bank *	24,980
549	Western Alliance Bancorp. *	25,402
		50,382	0.16%
Surgical & Medical Instruments & Apparatus
73	ABIOMED, Inc. *	24,419
162	Dexcom, Inc. *	22,571
449	Nuvasive, Inc. *	26,446
		73,436	0.24%
Technology Distribution
251	Synnex Corp. *	24,628	0.08%

Television Broadcasting Stations
811	Liberty Media Corp. *	25,238	0.08%

Textile, Apparel & Luxury Goods
173	Deckers Outdoor Corp. *	25,595	0.08%

Trading Companies & Distributors
191	United Rentals, Inc. *	25,707
79	W.W. Grainger, Inc. *	24,077
		49,784	0.16%
Transport Support Services
152	Grupo Aeroportuario del surest *	25,731	0.08%

Utility Networks
2,500	Enn Energy Holdings Ord Shs *	25,794	0.08%

Water Utilities
256	American Water Works Co., Inc. *	26,015	0.08%

Wholesale-Chemicals & Allied Products
1,079	Univar, Inc. *	24,396	0.08%

Wholesale-Groceries & Related Products
730	US Foods Holding Corp. *	25,725	0.08%

Wireless Telecommunication Services
3,324	American Movil, SAB de CV *	47,799	0.15%

Wood Building Materials
320	Trex Co., Inc. *	23,984	0.08%

Total for Common Stock (Cost - $8,361,142)		8,272,063	26.64%

EXCHANGE TRADED FUNDS
640	iShares Agency Bond ETF	71,744
11,518	iShares China Index ETF *	242,540
11,141	iShares China Large-Cap ETF *	486,082
3,519	iShares China Small-Cap ETF *	156,490
823	iShares Ftse 100 ETF	7,678
29,601	iShares JP Morgan USD Emerging Markets ETF	3,222,661
15,991	iShares MSCI Brazil Capped ETF *	687,613
1,551	iShares MSCI Brazil Small-Cap ETF *	24,723
1,770	iShares MSCI Emerging Markets ETF *	75,119
5,911	iShares MSCI Colombia ETF *	56,568
60,398	iShares MSCI India ETF *	1,974,411
13,198	iShares MSCI Indonesia ETF *	339,585
1,747	iShares MSCI Chile Capped ETF *	78,825
10,257	iShares MSCI Malaysia ETF *	313,454
7,420	iShares MSCI Mexico Capped ETF *	323,215
8,442	iShares MSCI Philippines ETF *	283,145
1,060	iShares MSCI Poland Capped ETF *	24,740
8,073	iShares MSCI Qatar Capped ETF *	148,140
14,470	iShares MSCI Russia Capped ETF *	493,427
1,393	iShares MSCI South Africa ETF *	74,790
21,432	iShares MSCI South Korea Capped ETF *	1,349,573
28,192	iShares MSCI Taiwan ETF *	935,974
5,394	iShares MSCI Thailand Capped ETF *	483,356
7,270	iShares MSCI Turkey ETF *	202,615
6,085	iShares MSCI UAE Capped ETF *	89,815
1,505	SPDR S&P/ASX 200 Fund (Australia)	61,718
2,396	Vaneck Vectors ETF*	48,926
172,465	Vaneck Vectors ETF Trust JP	5,886,230
1,081	Vaneck Vectors Indonesia IND *	24,301
24,282	Vanguard Long-Term Corporate Bond ETF *	2,133,659
4	Vanguard Mid-Cap Growth ETF *	433
4	Vanguard Mid-Cap Growth ETF *	558
14	Vanguard Small-Cap Growth ETF *	2,129
115	Vanguard Small-Cap Value ETF *	12,392
Total Exchange Traded Funds (Cost - $19,879,044)		20,316,629	65.43%

Real Estate Investment Trusts
188	Alexandria Real Estate Equities, Inc. *	25,547
1,109	American Homes 4 Rent *	24,221
235	EastGroup Properties, Inc. *	24,830
253	Extra Space Storage, Inc. *	24,273
33,943	Redefine Properties Ltd. *	23,391
1,157	VICI Properties, Inc. *	24,656
Total Real Estate Investment Trusts (Cost - $149,409)		146,918	0.47%

U.S. GOVERNMENT & AGENCY OBLIGATIONS
U.S. Treasury Notes
120,000	US Treasury, 2.25%. 8/15/2046	101,278
120,000	US Treasury, 3.00%. 2/15/2047	118,252
120,000	US Treasury, 2.75%. 8/15/2047	112,266
120,000	US Treasury, 3.00%. 2/15/2048	117,905
120,000	US Treasury, 3.00%. 8/15/2048	117,919
60,000	US Treasury, 4.50%. 2/15/2036	73,439
60,000	US Treasury, 4.50%. 5/15/2038	74,250
60,000	US Treasury, 4.50%. 8/15/2039	74,252
60,000	US Treasury, 4.375%. 5/15/2041	73,167
120,000	US Treasury, 2.875%. 5/15/2043	115,823
120,000	US Treasury, 3.75%. 11/15/2043	134,020
120,000	US Treasury, 3.375%. 5/15/2044	126,192
120,000	US Treasury, 3.00%. 11/15/2044	118,242
120,000	US Treasury, 3.00%. 5/15/2045	118,284
120,000	US Treasury, 3.00%. 11/15/2045	118,252
120,000	US Treasury, 2.50%. 5/15/2046	106,913
Total U.S. Treasury Notes (Cost - $1,676,538)		1,700,454	5.48%

Federal National Mortgage Association
60,000	Federal NTNL MOR 7.25%30, 05/15/30	83,018
60,000	Federal NTNL MOR 6.625%30, 11/15/30	80,232
Total Federal National Mortgage Association (Cost - $164,365)		163,250	0.53%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $1,840,903)		1,863,704	6.00%

MONEY MARKET FUND
445,483	Aim Short Term Invts Tr Treasury 1.873% **	445,483	1.43%
Total Money Market Fund (Cost - $445,483)

Total Investments (Cost - $30,511,616)		$ 31,044,797	99.97%

Assets In Excess Of Other Liabilities		8,733	0.03%

Net Assets		$ 31,053,530	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 28, 2019.

CCA Aggressive Return Fund

	Notes to Financial Statements
	February 28, 2019 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2019 was $30,511,616. At February 28, 2019, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$748,599	($215,418)	$533,181

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2016 and 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (I) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2019:

Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $8,272,063 - - $8,272,063
Exchange Traded Fund $20,316,629 - - $20,316,629
Real Estate Investment Trusts $146,918 - - $146,918
US Government & Agency Obligations - $1,840,903 - $1,840,903
Money Market $445,483 - - $445,483
Total $31,044,797 - - $31,044,797

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended February 28, 2019. There were no transfers into or out of the levels during the three month period ended February 28, 2019. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended February 28, 2019.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 29, 2019

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 29, 2019

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

   Treasurer and Secretary

Date:  April 29, 2019